Subsequent events	6 Months Ended
Dec. 31, 2022
Text block [abstract]
Subsequent events
10.	Subsequent events
Other
than
the matters outlined elsewhere in this Financial Report, no matters or circumstances have arisen since the end of the half year that have significantly affected, or may significantly affect, the operations, results of operations or state of affairs of the Group in subsequent accounting periods.